SUPPLEMENT

DATED AUGUST 31, 2009

TO THE CURRENTLY EFFECTIVE

CLASS IA AND CLASS IB SHARES PROSPECTUSES

DATED MAY 1, 2009

FOR HARTFORD HLS FUNDS

REORGANIZATION OF HARTFORD GLOBAL ADVISERS HLS FUND

WITH AND INTO HARTFORD ADVISERS HLS FUND

At a meeting held on August 5, 2009, the Board of Directors (“Board”) of Hartford Series Fund, Inc. (“Company”) approved a Form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the reorganization of Hartford Global Advisers HLS Fund (“Global Advisers HLS”), a series of the Company, into Hartford Advisers HLS Fund (“Advisers HLS”), another series of the Company (“Reorganization”). The Reorganization does not require shareholder approval.

The Board, including all of the Directors who are not “interested persons” of the Company (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Directors”), carefully considered the proposed Reorganization and have determined that the proposed Reorganization (1) is in the best interests of Global Advisers HLS and Advisers HLS (each, a “Fund” and collectively, the “Funds”) and (2) would not result in a dilution of the interests of shareholders of either Fund. In making these determinations, the Board considered that each Reorganization will provide shareholders of the Acquired Fund with (a) a comparable investment; (b) the enhanced potential to realize economies of scale; and (c) lower contractual management fees, actual management fees and total net expenses.

The Reorganization is expected to occur on or about the close of business on March 19, 2010 or on such other date as the officers of the Company determine (“Closing Date”). The Reorganization Agreement contemplates, as of the close of business on the Closing Date: (1) the transfer of all of the assets of Global Advisers HLS to Advisers HLS in exchange for shares of Advisers HLS that have an aggregate net asset value equal to the aggregate net asset value of the shares of Global Advisers HLS; (2) the assumption by  Advisers HLS of all of the liabilities of Global Advisers HLS; and (3) the distribution of shares of Advisers HLS to the shareholders of Global Advisers HLS in complete liquidation of Global Advisers HLS.  Each shareholder of Global Advisers HLS will receive shares of Advisers HLS equal in value to the shares of Global Advisers HLS held by that shareholder as of the Closing Date of the Reorganization.  While the net asset value per share and number of shares held in such shareholder’s account will differ following the Reorganization, the total value of such shareholder’s account will remain the same.

No sales charges or fees of any kind will be imposed as a result of the Reorganization. The Funds’ investment adviser, HL Investment Advisors, LLC, (“HL Advisors”) and/or its affiliates have agreed to bear all of the expenses incurred in connection with the Reorganization, except for any brokerage fees and brokerage expenses associated with the Reorganization. In addition, the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

COMPARISON OF THE FUNDS

The following comparison of the Funds is a summary only. In order to better understand the differences between the investment policies, strategies and risks of Global Advisers HLS and those of Advisers HLS, and to view each Fund’s performance history, please refer to the Funds’ prospectuses and Statement of Additional Information, which are available free upon request by calling 1-800-862-6668 or on the internet at www.hartfordinvestor.com.

The Funds are each diversified series of the Company and share the same Board of Directors. The Funds’ fundamental investment policies (those that cannot be changed without the approval of a majority of the outstanding shares of a mutual fund) are identical in all material respects.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

HL Advisors is the investment adviser of each Fund. Global Advisers HLS and Advisers HLS are each sub-advised by Wellington Management Company, LLP. The Funds also have a common transfer agent (Hartford Investor Services Company, LLC) and a common principal underwriter (Hartford Securities Distribution Company, Inc.)

NET ANNUAL FUND OPERATING EXPENSES*

The net annual fund operating expense ratios of each class of each Fund are compared below:

	HARTFORD GLOBAL ADVISERS HLS FUND	HARTFORD ADVISERS HLS FUND
Class IA	0.81%	0.63%
Class IB	1.06%	0.88%

* The Funds’ semi-annual report contains more detailed information regarding the operating expenses for each class for the period ended June 30, 2009.  To request a copy of the Funds’ semi-annual report, please contact the Funds by mail at Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, by phone at 1-800-862-6668 or on the internet at www.hartfordinvestor.com.

INVESTMENT STRATEGIES

As shown in the table below, the Funds have similar investment objectives and principal investment strategies:

	Hartford Global Advisers HLS Fund	Hartford Advisers HLS Fund
Investment Objective	Seeks a maximum long-term total rate of return.	Seeks maximum long-term total return

Principal Investment Strategies

The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. The fund invests in securities denominated in both U.S. dollars and foreign currencies and may trade in both U.S. or in foreign markets.

The fund actively allocates its assets among three categories:

•      equity securities,

•      debt securities, and

•      money market instruments.

The equity portion of the fund invests in common stocks of growth companies located worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth. Under normal market and economic conditions, the fund will seek to diversify its investments in securities of issuers among a number of different countries throughout the world, one of which may include the United States. There are no limits on the amount of the fund’s assets that may be invested in each country. The equity portion of the

The fund allocates its assets among three categories:

•      equities,

•      debt securities, and

•      money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are at the discretion of Wellington Management Company, LLP (“Wellington Management”) and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund’s diversified portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is

	Hartford Global Advisers HLS Fund	Hartford Advisers HLS Fund

fund may invest in a broad range of market capitalizations, but tends to focus on mid- to large- capitalization companies with market capitalizations greater than $2 billion. Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody’s or S&P or Fitch, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities (also referred to as “junk bonds”). Such securities may be rated as low as “C” by Moody’s or S&P or Fitch, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management’s judgment of the relative attractiveness of each asset category. The fund normally has some portion of its assets invested in each asset category, and shifts in asset allocation generally will be gradual. There is no limit on the amount of fund assets that may be allocated to each asset category.

The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the fund. The fund may trade securities actively.

the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $489 million to $406 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least “BBB” by Standard & Poor’s Corporation (“S&P”) or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Fitch, Inc. (“Fitch”), or if unrated, securities deemed by Wellington Management to be of comparable quality. These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Principal Investment Risks

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance).

Asset Allocation Risk — The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund

Asset Allocation Risk — The risk that the fund sub-adviser may allocate assets among different asset classes in a manner that results in the fund underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the

Hartford Global Advisers HLS Fund	Hartford Advisers HLS Fund

underperforming its peers. Although allocation among different asset classes generally limits a fund’s exposure to the risks of any one class, the sub-adviser may favor an asset class that performs poorly relative to another asset class.

Below-Investment-Grade Credit Risk - Funds that invest mainly in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less sub-adviser may favor an asset class that performs poorly relative to another asset class.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk - The issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of loan and bond issuers. In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

	Hartford Global Advisers HLS Fund	Hartford Advisers HLS Fund

uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Fund Managers	Matthew D. Hudson Andrew S. Offit Jean-Marc Berteaux Robert L. Evans Evan S. Grace	Steven T. Irons Peter I. Higgins John C. Keogh Christopher L. Gootkind

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

SUPPLEMENT

DATED AUGUST 31, 2009

TO THE CURRENTLY EFFECTIVE

CLASS IA AND CLASS IB SHARES PROSPECTUSES

DATED MAY 1, 2009

FOR HARTFORD SERIES FUNDS

REORGANIZATION OF HARTFORD EQUITY INCOME HLS FUND

WITH AND INTO HARTFORD VALUE HLS FUND

At a meeting held on August 5, 2009, the Board of Directors (“Board”) of Hartford Series Fund, Inc. (“Company”) approved a Form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the reorganization of a series of the Company, Hartford Equity Income HLS Fund, into another series of the Company, Hartford Value HLS Fund (“Reorganization”). The Reorganization does not require shareholder approval.

The Board, including all of the Directors who are not “interested persons” of the Company (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Directors”), carefully considered the proposed Reorganization and have determined that the proposed Reorganization (1) is in the best interests of Hartford Equity Income HLS Fund and Hartford Value HLS Fund (each, a “Fund” and collectively, the “Funds”) and (2) would not result in a dilution of the interests of shareholders of either Fund. In making these determinations, the Board considered that the Reorganization and corresponding management fee reduction will provide shareholders of Hartford Equity Income HLS Fund with (a) a comparable investment; (b) the enhanced potential to realize economies of scale; and (c) lower contractual management fees, actual management fees and total net expenses. *

The Reorganization is expected to occur on or about the close of business March 19, 2010 or on such other date as the officers of the Company determine (“Closing Date”). The Reorganization Agreement contemplates, as of the close of business on the Closing Date: (1) the transfer of all of the assets of Hartford Equity Income HLS Fund to Hartford Value HLS Fund in exchange for shares of Hartford Value HLS Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of Hartford Equity Income HLS Fund; (2) the assumption by Hartford Value HLS Fund of all of the liabilities of Hartford Equity Income HLS Fund; and (3) the distribution of shares of Hartford Value HLS Fund to the shareholders of Hartford Equity Income HLS Fund in complete liquidation of Hartford Equity Income HLS Fund.  Each shareholder of Hartford Equity Income HLS Fund will receive shares of Hartford Value HLS Fund equal in value to the shares of Hartford Equity Income HLS Fund held by that shareholder as of the Closing Date of the Reorganization.  While the net asset value per share and number of shares held in such shareholder’s account will differ following the Reorganization, the total value of such shareholder’s account will remain the same.

No sales charges or fees of any kind will be imposed as a result of the Reorganization. The Funds’ investment adviser, HL Investment Advisors, LLC, (“HL Advisors”) and/or its affiliates have agreed to bear all of the expenses incurred in connection with the Reorganization, except for any brokerage fees and brokerage expenses associated with the Reorganization. In addition, the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

*  The Board also approved the reorganization of Hartford Value Opportunities HLS Fund into Hartford Value HLS Fund (the “Value Opportunities HLS Reorganization”), which is subject to a shareholder vote.  If shareholders approve the Value Opportunities HLS Reorganization the contractual management fees of Hartford Value HLS Fund will be reduced by five basis points at each breakpoint upon completion of the merger.  The reorganization of Hartford Equity Income HLS Fund into the Hartford Value HLS Fund is not contingent upon shareholder approval of the reorganization of Hartford Value Opportunities HLS Fund into Hartford Value HLS Fund.

COMPARISON OF THE FUNDS

The following comparison of the Funds is a summary only. In order to better understand the differences between Hartford Equity Income HLS Fund’s investment policies, strategies and risks and those of Hartford Value HLS Fund, and to view each Fund’s performance history, please refer to the Funds’ prospectuses and Statement of Additional Information, which are available free upon request by calling 1-800-862-6668.

The Funds are each diversified series of the Company and share the same Board of Directors. The Funds’ fundamental investment policies (those that cannot be changed without the approval of a majority of the outstanding shares of a mutual fund) are identical in all material respects.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

HL Advisors is the investment adviser of each Fund. Hartford Equity Income HLS Fund and Hartford Value HLS Fund are each sub-advised by Wellington Management Company, LLP (“Wellington Management”). The Funds also have a common transfer agent (Hartford Investor Services Company, LLC) and a common principal underwriter (Hartford Securities Distribution Company, Inc.)

NET ANNUAL FUND OPERATING EXPENSES*

The net annual fund operating expense ratios of each class of each Fund are compared below:

	HARTFORD EQUITY INCOME HLS FUND	HARTFORD VALUE HLS FUND
Class IA	0.84%	0.84%
Class IB	1.09%	1.09%

* The Funds’ semi-annual report contains more detailed information regarding the operating expenses for each class for the period ended June 30, 2009.  To request a copy of the Funds’ semi-annual report, please contact the Funds by mail at Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, by phone at 1-800-862-6668 or on the internet at www.hartfordinvestor.com.

HL Advisors will permanently reduce contractual management fees for Hartford Value HLS Fund by 0.05% at all breakpoints effective upon completion of the Reorganization if the Value Opportunities HLS Reorganization is approved by shareholders.

INVESTMENT STRATEGIES

As shown in the table below, the Funds have similar investment objectives and principal investment strategies:

	Hartford Equity Income HLS Fund	Hartford Value HLS Fund
Investment Objective	Seeks a high level of current income consistent with growth of capital.	Seeks long-term total return.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety

	Hartford Equity Income HLS Fund	Hartford Value HLS Fund

dollar securities.

The fund’s investment approach is based on the fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

of industries. The approach focuses on companies with market capitalizations generally above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings. .

Principal Investment Risks

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

	Hartford Equity Income HLS Fund	Hartford Value HLS Fund

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Fund Managers	W. Michael Reckmeyer, III Karen H. Grimes Ian R. Link	W. Michael Reckmeyer, III Karen H. Grimes Ian R. Link

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

SUPPLEMENT

DATED AUGUST 31, 2009

TO THE CURRENTLY EFFECTIVE

CLASS IA AND CLASS IB SHARES PROSPECTUSES

DATED MAY 1, 2009

FOR HARTFORD SERIES FUND, INC.

REORGANIZATION OF HARTFORD INTERNATIONAL GROWTH HLS FUND AND HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

WITH AND INTO HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

At a meeting held on August 5, 2009, the Board of Directors (“Board”) of Hartford Series Fund, Inc. (“Company”) approved the Forms of Agreement and Plans of Reorganization (“Reorganization Agreements”) that provide for the reorganization of each of two series of the Company, Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund (each, an “Acquired Fund, and collectively the “Acquired Funds”), into another series of the Company, Hartford International Opportunities HLS Fund (“Reorganizations”). The Reorganizations do not require shareholder approval.

The Board, including all of the Directors who are not “interested persons” of the Company (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Directors”), carefully considered each proposed Reorganization and have determined that each proposed Reorganization (1) is in the best interests of the respective Acquired Fund and Hartford International Opportunities HLS Fund (each, a “Fund” and collectively, the “Funds”) and (2) would not result in a dilution of the interests of shareholders of any of the Funds. In making these determinations, the Board considered that each Reorganization will provide shareholders of the respective Acquired Fund with (a) a comparable investment; (b) the enhanced potential to realize economies of scale; and (c) lower contractual management fees, actual management fees and total net expenses.

The Reorganizations are expected to occur on or about the close of business April 16, 2010 or on such other date as the officers of the Company determine (“Closing Date”). The Reorganization Agreements contemplate, as of the close of business on the Closing Date: (1) the transfer of all of the assets of each Acquired Fund to Hartford International Opportunities HLS Fund in exchange for shares of Hartford International Opportunities HLS Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of each Acquired Fund; (2) the assumption by Hartford International Opportunities HLS Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of Hartford International Opportunities HLS Fund to the shareholders of each Acquired Fund in complete liquidation of such Acquired Fund.  Each shareholder of an Acquired Fund will receive shares of Hartford International Opportunities HLS Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the Closing Date of the Reorganizations.  While the net asset value per share and number of shares held in such shareholder’s account will differ following the Reorganizations, the total value of such shareholder’s account will remain the same.

No sales charges or fees of any kind will be imposed as a result of the Reorganizations. The Funds’ investment adviser, HL Investment Advisors, LLC, (“HL Advisors”) and/or its affiliates have agreed to bear all of the expenses incurred in connection with the Reorganizations, except for any brokerage fees and brokerage expenses associated with the Reorganizations. In addition, the closing of each Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

COMPARISON OF THE FUNDS

The following comparison of the Funds is a summary only. In order to better understand the differences between each Acquired Fund’s investment policies, strategies and risks and those of Hartford International Opportunities HLS Fund, and to view each Fund’s performance history, please refer to the Funds’ prospectuses and Statement of Additional Information, which are available free upon request by calling 1-800-862-6668.

The Funds are each diversified series of the Company and share the same Board of Directors. The Funds’ fundamental investment policies (those that cannot be changed without the approval of a majority of the outstanding shares of a mutual fund) are identical in all material respects.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

HL Advisors is the investment adviser of each Fund. Each Fund is sub-advised by Wellington Management Company, LLP (“Wellington Management”). The Funds also have a common transfer agent (Hartford Investor Services Company, LLC) and a common principal underwriter (Hartford Securities Distribution Company, Inc.).

NET ANNUAL FUND OPERATING EXPENSES*

The net annual fund operating expense ratios of each class of each Fund are compared below:

	HARTFORD INTERNATIONAL GROWTH HLS FUND	HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND	HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Class IA	0.84%	0.89%	0.71%
Class IB	1.09%	1.14%	0.96%

* The Funds’ semi-annual report contains more detailed information regarding the operating expenses for each class for the period ended June 30, 2009.  To request a copy of the Funds’ semi-annual report, please contact the Funds by mail at Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, by phone at 1-800-862-6668 or on the internet at www.hartfordinvestor.com.

INVESTMENT STRATEGIES

As shown in the table below, the Funds have similar investment objectives and principal investment strategies:

	Hartford International Growth HLS Fund	Hartford International Small Company HLS Fund	Hartford International Opportunities HLS Fund
Investment Objective	Seeks capital appreciation.	Seeks capital appreciation.	Seeks long-term growth of capital.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of security selection. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small-capitalization companies. The fund defines small capitalization companies as companies with a market capitalization no greater than $10 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of companies that conduct their principal business activities in

The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in

Hartford International Growth HLS Fund	Hartford International Small Company HLS Fund	Hartford International Opportunities HLS Fund

emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (“MSCI EAFE Growth Index”) is researched by the team and global industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may invest in a broad range of market capitalizations generally greater than $1 billion, but tends to focus on mid to large capitalization companies. The fund may trade securities actively.

The Fund employs a multiple portfolio manager structure whereby the portfolio is divided into segments, each under a separate portfolio manager or team with its own approach. Each investment approach will continue to be focused on capital appreciation, and together the investment strategies represent an opportunistic, diversified fund profile that invests in globally competitive growth companies within growing sectors.

emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund’s investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm’s proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the issuer’s region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The fund seeks candidates that exhibit some combination of:

•      a well-articulated business plan,

•      experienced management,

•      a sustainable competitive advantage, and

•      strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio.

emerging markets or whose securities are traded principally on exchanges in emerging markets.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. The fund seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the Morgan Stanley Capital International All Country World Free ex US Index (“MSCI AC World Free ex US Index”). As of December 31, 2008, the range of market capitalizations of companies in the MSCI AC World Free ex US Index was between approximately $178 million and $201 billion. The fund may trade securities actively.

	Hartford International Growth HLS Fund	Hartford International Small Company HLS Fund	Hartford International Opportunities HLS Fund

Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities. The fund may trade securities actively.

Principal Investment Risks

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance).

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Foreign Investments - Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance).

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Foreign Investments - Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance).

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Foreign Investments - Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. When compared to the securities markets of more developed countries, the securities markets of

Hartford International Growth HLS Fund	Hartford International Small Company HLS Fund	Hartford International Opportunities HLS Fund

Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than

Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies

Asian, Latin American, Eastern European, African and other emerging countries are subject to the following risks: illiquidity; increased price volatility; smaller market capitalizations; less government regulation and less extensive and less frequent accounting, financial and other reporting requirements.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

	Hartford International Growth HLS Fund	Hartford International Small Company HLS Fund	Hartford International Opportunities HLS Fund

stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Fund Managers	Andrew S. Offit Jean-Marc Berteaux Matthew D. Hudson John Boselli	Simon H. Thomas Daniel Maguire	Nicolas M. Choumenkovitch

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

SUPPLEMENT

DATED AUGUST 31, 2009

TO THE CURRENTLY EFFECTIVE

CLASS IA AND CLASS IB SHARES PROSPECTUSES

DATED MAY 1, 2009

FOR HARTFORD HLS FUNDS

REORGANIZATION OF HARTFORD FUNDAMENTAL GROWTH HLS FUND

WITH AND INTO HARTFORD GROWTH HLS FUND

At a meeting held on August 5, 2009, the Board of Directors (“Board”) of Hartford Series Fund, Inc. (“Company”) approved a Form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the reorganization of Hartford Fundamental Growth HLS Fund (“Fundamental Growth HLS”), a series of the Company, into Hartford Growth HLS Fund (“Growth HLS”), another series of the Company (“Reorganization”). The Reorganization does not require shareholder approval.

The Board, including all of the Directors who are not “interested persons” of the Company (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Directors”), carefully considered the proposed Reorganization and have determined that the proposed Reorganization (1) is in the best interests of Fundamental Growth HLS and Growth HLS (each, a “Fund” and collectively, the “Funds”) and (2) would not result in a dilution of the interests of shareholders of either Fund. In making these determinations, the Board considered that the Reorganization, and the corresponding contractual management fee reduction discussed below, will provide shareholders of Fundamental Growth HLS with: (a) a comparable investment; (b) the enhanced potential to realize economies of scale; and (c) lower contractual management fees, actual management fees and total net expenses.

The Reorganization is expected to occur on or about the close of business on April 16, 2010 or on such other date as the officers of the Company determine (“Closing Date”). The Reorganization Agreement contemplates, as of the close of business on the Closing Date: (1) the transfer of all of the assets of Fundamental Growth HLS to Growth HLS in exchange for shares of Growth HLS that have an aggregate net asset value equal to the aggregate net asset value of the shares of Fundamental Growth HLS; (2) the assumption by Growth HLS of all of the liabilities of Fundamental Growth HLS; and (3) the distribution of shares of Growth HLS to the shareholders of Fundamental Growth HLS in complete liquidation of Fundamental Growth HLS.  Each shareholder of Fundamental Growth HLS will receive shares of Growth HLS equal in value to the shares of Fundamental Growth HLS held by that shareholder as of the Closing Date of the Reorganization.  While the net asset value per share and number of shares held in such shareholder’s account will differ following the Reorganization, the total value of such shareholder’s account will remain the same.

No sales charges or fees of any kind will be imposed as a result of the Reorganization. The Funds’ investment adviser, HL Investment Advisors, LLC, (“HL Advisors”) and/or its affiliates have agreed to bear all of the expenses incurred in connection with the Reorganization, except for any brokerage fees and brokerage expenses associated with the Reorganization.  In addition, the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

COMPARISON OF THE FUNDS

The following comparison of the Funds is a summary only. In order to better understand the differences between the investment policies, strategies and risks of Fundamental Growth HLS and those of Growth HLS, and to view each Fund’s performance history, please refer to the Funds’ prospectuses and Statement of Additional Information, which are available free upon request by calling 1-800-862-6668 or by visiting the Funds’ web site at www.hartfordinvestor.com.

The Funds are each diversified series of the Company and share the same Board of Directors. The Funds’ fundamental investment policies (those that cannot be changed without the approval of a majority of the outstanding shares of a mutual fund) are identical in all material respects.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

HL Advisors is the investment adviser of each Fund. Fundamental Growth HLS and Growth HLS are each sub-advised by Wellington Management Company, LLP. The Funds also have a common transfer agent (Hartford Investor Services Company, LLC) and a common principal underwriter (Hartford Securities Distribution Company, Inc.)

NET ANNUAL FUND OPERATING EXPENSES*

The net annual fund operating expense ratios of each class of each Fund are compared below:

	HARTFORD FUNDAMENTAL GROWTH HLS FUND	HARTFORD GROWTH HLS FUND
Class IA	0.85%	0.84%
Class IB	1.10%	1.09%

* The Funds’ semi-annual report contains more detailed information regarding the operating expenses for each class for the period ended June 30, 2009.  To request a copy of the Funds’ semi-annual report, please contact the Funds by mail at Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, by phone at 1-800-862-6668 or on the internet at www.hartfordinvestor.com.

Effective upon completion of the Reorganization, HL Advisors will permanently reduce the contractual management fees for Growth HLS by 0.025% at the first three breakpoints such that the fees for each Fund are identical for the first $500 million of assets.

INVESTMENT STRATEGIES

As shown in the table below, the Funds have similar investment objectives and principal investment strategies:

	Hartford Fundamental Growth HLS Fund	Hartford Growth HLS Fund
Investment Objective	Seeks long-term capital appreciation.	Seeks long-term capital appreciation.

Principal Investment Strategies

The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406

Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business models, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a

	Hartford Fundamental Growth HLS Fund	Hartford Growth HLS Fund

billion. Individual holdings are typically no larger than 5% of the fund’s total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-to-earnings valuations comparable to the company’s long-term, sustainable growth rate. The fund may trade securities actively.

leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2008, the market capitalization of companies included in this index ranged from approximately $24 million to $406 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

Principal Investment Risks

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to

	Hartford Fundamental Growth HLS Fund	Hartford Growth HLS Fund

decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Fund Managers	Francis J. Boggan	Andrew J. Shilling John A. Boselli

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Supplement

Dated August 31, 2009

To the Combined Statement of Additional Information (the “SAI”)

For Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

Class IA and Class IB Shares

Dated May 1, 2009

At a meeting held on August 5, 2009, the Board of Directors of the Hartford Series Fund, Inc. approved an increase of the sub-advisory fee schedule for the Hartford MidCap Value HLS Fund at the last breakpoint.  This change is effective October 1, 2009.

Accordingly, the sub-advisory fee table in the section “Fund Management — Sub-advisory Fees” of your SAI is replaced with the following:

MidCap Value HLS Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%
Over $500 million	0.2167%

This Supplement should be retained with your SAI for future reference.

SUPPLEMENT

DATED AUGUST 31, 2009 TO THE

CLASS IA AND CLASS IB SHARES PROSPECTUSES

DATED MAY 1, 2009

FOR HARTFORD HLS FUNDS (COLLECTIVELY, THE “PROSPECTUSES”)

The above referenced Prospectuses are revised as follows:

Hartford International Growth HLS Fund

Effective September 1, 2009, Jean-Marc Berteaux will assume lead portfolio management responsibilities of the Fund alongside John A. Boselli.  Matthew D. Hudson and Andrew S. Offit will continue to be involved in portfolio management and securities analysis for the Fund.

In the section entitled “Portfolio Management” the existing information is replaced with the following:

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since September 2009 and has been involved in portfolio management and securities analysis for the fund since 2001. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

John A. Boselli, CFA, Director and Equity Portfolio Manager associated with Wellington Management, has served as a portfolio manager for the fund since June 2009. Mr. Boselli joined Wellington Management as an investment professional in 2002.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years.  Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional with American Century Investment Management from 2000 to 2005.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Offit joined Wellington Management as an investment professional in 1997.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED AUGUST 31, 2009 TO THE

CLASS IA AND CLASS IB SHARES PROSPECTUSES

DATED MAY 1, 2009

FOR HARTFORD SERIES FUND, INC. (THE “PROSPECTUSES”)

Effective September 1, 2009, the above referenced Prospectuses are revised as follows with respect to Hartford Money Market HLS Fund (the “Fund”):

Effective September 1, 2009, the Board of Directors approved a six months’ extension of the reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero currently in effect for Class IB.  The 12b-1 payments to financial intermediaries by the Fund’s distributor will be zero for Class IB during this time period.  The Hartford may be required to pay out of its own resources the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of the 12b-1 fees.  The Board expects to reconsider the level of 12b-1 fees at its February 2010 meeting.  The Board’s action may be changed at any time.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE